United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F



FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/08

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Crown Capital Management
Address:  100 Drake's Landing Road, Suite 125
	  Greenbrae, CA 94904

Form 13F File Number: 028-12022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert Scott Fearon
Title: 	President
Phone:	(415) 925-9950

Signature, Place, and Date of Signing:


	Robert Scott Fearon	           	Greenbrae, CA	  		 April 21, 2009
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13 Information Table Entry Total:	40
Form 13 Information Table Value Total:  68,432 (Thousands)

List of Other Included Managers:
NONE



FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6	COLUMN 7	COLUMN 8
								VALUE		SHRS OR	SH/	PUT/	INVESTMENT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
AT&T INC CMN			COM		00206R102	2,520	 	100,000 SH		SOLE		-		100,000 -	-
ACHILLION PHARMACEUTICALS INC	COM		00448Q201	75	 	47,890 	SH		SOLE		-		47,890 	-	-
ANWORTH MORTGAGE ASSET CORP CMN	COM		037347101	828	 	135,000 SH		SOLE		-		135,000 -	-
BIOMARIN PHARMACEUTICAL INC CMN	COM		09061G101	618	 	50,000 	SH		SOLE		-		50,000 	-	-
BRINKER INTERNATIONAL INC CMN	COM		109641100	2,265	 	150,000 SH		SOLE		-		150,000	-	-
BRINK'S HOME SECURITY HOLDINGS	COM		109699108	509	 	22,500 	SH		SOLE		-		22,500 	-	-
CALIPER LIFE SCIENCES INC CMN	COM		130872104	228 	 	230,000 SH		SOLE		-		230,000 -	-
CENTRAL GARDEN & PET CO CMN	COM		153527106	2,283 	 	300,000 SH		SOLE		-		300,000	-	-
CONAGRA INC CMN			COM		205887102	1,687 	 	100,000 SH		SOLE		-		100,000 -	-
COUGAR BIOTECHNOLOGY, INC. CMN	COM		222083107	193 	 	6,000 	SH		SOLE		-		6,000 	-	-
DIONEX CORPORATION CMN		COM		254546104	425 	 	9,000 	SH		SOLE		-		9,000 	-	-
DOLBY LABORATORIES, INC. CMN	COM		25659T107	5,117 	 	150,000 SH		SOLE		-		150,000 -	-
EAGLE MATERIALS INC CMN		COM		26969P108	2,183 	 	90,000 	SH		SOLE		-		90,000 	-	-
ENDOLOGIX INC CMN		COM		29266S106	314 	 	148,200 SH		SOLE		-		148,200 -	-
EXTREME NETWORKS INC CMN	COM		30226D106	304 	 	200,000 SH		SOLE		-		200,000 -	-
EXXON MOBIL CORPORATION CMN	COM		30231G102	1,532 	 	22,500 	SH		SOLE		-		22,500 	-	-
GAMESTOP CORP CMN CLASS A	COM		36467W109	2,802 	 	100,000 SH		SOLE		-		100,000 -	-
GILEAD SCIENCES CMN		COM		375558103	1,608 	 	34,716 	SH		SOLE		-		34,716 	-	-
GUESS ?, INC. CMN		COM		401617105	3,162 	 	150,000 SH		SOLE		-		150,000 -	-
H.J.HEINZ CO. CMN		COM		423074103	3,306 	 	100,000 SH		SOLE		-		100,000 -	-
HOLLY CORP $.01 PAR CMN		COM		435758305	6,890 	 	325,000 SH		SOLE		-		325,000 -	-
MARTEK BIOSCIENCES CORP 	COM		572901106	2,008 	 	110,000 SH		SOLE		-		110,000 -	-
MCDERMOTT INTL CMN		COM		580037109	1,339 	 	100,000 SH		SOLE		-		100,000 -	-
MONARCH CASINO & RESORT INC 	COM		609027107	1,039 	 	201,281 SH		SOLE		-		201,281 -	-
NOVABAY PHARMACEUTICALS, INC.	COM		66987P102	615 	 	209,270 SH		SOLE		-		209,270 -	-
PHILIP MORRIS INTL INC CMN	COM		718172109	3,558 	 	100,000 SH		SOLE		-		100,000 -	-
PINNACLE ENTMT INC CMN		COM		723456109	2,006 	 	285,000 SH		SOLE		-		285,000 -	-
ROBERT HALF INTL INC CMN	COM		770323103	241 	 	13,500 	SH		SOLE		-		13,500 	-	-
ROSS STORES,INC CMN		COM		778296103	3,229 	 	90,000 	SH		SOLE		-		90,000 	-	-
S1 CORPORATION CMN		COM		78463B101	927 	 	180,000 SH		SOLE		-		180,000 -	-
SWS GROUP INC CMN		COM		78503N107	2,819 	 	181,500 SH		SOLE		-		181,500 -	-
SALESFORCE.COM, INC CMN		COM		79466L302	1,637 	 	50,000 	SH		SOLE		-		50,000 	-	-
SOLTA MEDICAL, INC CMN		COM		83438K103	80 	 	125,000 SH		SOLE		-		125,000 -	-
SPECTRANETICS CORP CMN		COM		84760C107	90 	 	35,600 	SH		SOLE		-		35,600 	-	-
VERIZON COMMUNICATIONS INC. CMN	COM		92343V104	3,020 	 	100,000 SH		SOLE		-		100,000 -	-
VERSANT CORPORATION CMN		COM		925284309	3,266 	 	190,001 SH		SOLE		-		190,001 -	-
VIRCO MFG CORP (DELAWARE) CMN	COM		927651109	474 	 	164,700 SH		SOLE		-		164,700 -	-
VIVUS INC CMN			COM		928551100	514 	 	119,000 SH		SOLE		-		119,000 -	-
WET SEAL INC CL-A CMN CLASS A	COM		961840105	1,519 	 	452,000 SH		SOLE		-		452,000 -	-
SEAGATE TECHNOLOGY CMN		COM		G7945J104	1,202 	 	200,000 SH		SOLE		-		200,000 -	-